Fair Value Measurements Available for sale securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets, Fair Value Disclosure	$ 385,332,107	$ 244,651,688
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust	378,423,092	216,371,801
Deconsolidation of VIE	0	55,000	$ 0
Gain on sale and retirement of bonds	3,701,772	0	680,444
Proceeds from Maturities, Prepayments and Calls of Available-for-sale Securities	7,214,136	2,764,286	970,298
Available-for-sale Securities	70,601,045	68,946,370
Foreclosure of Available-for-Sale Securities		(4,080,734)
Assets, Fair Value Disclosure	535,793,465	385,332,107	244,651,688
Bond Purchase Commitment - Fair Market Value Adjustment - Liability	0	4,852,177
Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets, Fair Value Disclosure	285,318,171	145,237,376
Total gains (lossses) (realized/unrealized) [Abstract]
Assets, Fair Value Disclosure	449,024,137	285,318,171	145,237,376
Bond Purchase Commitment - Fair Market Value Adjustment - Liability		(4,852,177)
Bond Purchase Commitment [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Assets, Fair Value Disclosure	5,780,413
Public housing capital fund trusts [Member]
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets, Fair Value Disclosure	62,056,379	65,389,298
Total gains (lossses) (realized/unrealized) [Abstract]
Assets, Fair Value Disclosure	61,263,123	62,056,379	65,389,298
Trust Portfolio--MBS Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets, Fair Value Disclosure	37,845,661	32,121,412
Total gains (lossses) (realized/unrealized) [Abstract]
Assets, Fair Value Disclosure	14,841,558	37,845,661	32,121,412
Taxable Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets, Fair Value Disclosure	4,075,953	1,524,873
Total gains (lossses) (realized/unrealized) [Abstract]
Assets, Fair Value Disclosure	4,616,565	4,075,953	1,524,873
Interest rate derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets, Fair Value Disclosure	888,120	378,729
Total gains (lossses) (realized/unrealized) [Abstract]
Assets, Fair Value Disclosure	267,669	888,120	378,729
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets, Fair Value Disclosure	347,486,446	212,530,276	137,793,568
Total gains (lossses) (realized/unrealized) [Abstract]
Gain (Loss) on Investments	(2,003,351)	(283,610)	(944,541)
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	68,810,375	(26,372,085)	7,479,151
Deconsolidation of VIE		8,795,630
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	142,794,827	151,542,000	99,580,757
Proceeds from Maturities, Prepayments and Calls of Available-for-sale Securities			(30,654,939)
Deriviative at purchase price	1,382,900	793,001
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(7,054,492)	(930,817)	(723,720)
Assets, Fair Value Disclosure	520,951,907	347,486,446	212,530,276
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	520,951,907	347,486,446	212,530,276
Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets, Fair Value Disclosure	285,318,171	145,237,376	135,695,352
Total gains (lossses) (realized/unrealized) [Abstract]
Gain (Loss) on Investments	0	0	0
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	52,272,236	(18,011,590)	8,070,888
Deconsolidation of VIE		8,795,630
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	142,794,827	148,624,000	32,660,864
Proceeds from Maturities, Prepayments and Calls of Available-for-sale Securities			(30,654,939)
Deriviative at purchase price	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(896,299)	(739,296)	(534,789)
Assets, Fair Value Disclosure	449,024,137	285,318,171	145,237,376
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	449,024,137	285,318,171	145,237,376
Bond Purchase Commitment - Fair Market Value Adjustment - Liability		(4,852,177)
Fair Value, Inputs, Level 3 [Member] | Bond Purchase Commitment [Member]
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets, Fair Value Disclosure	(4,852,177)	0
Total gains (lossses) (realized/unrealized) [Abstract]
Gain (Loss) on Investments	0	0
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	10,632,590	(4,852,177)
Deconsolidation of VIE		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0	0
Deriviative at purchase price	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	0	0
Assets, Fair Value Disclosure	5,780,413	(4,852,177)	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	5,780,413
Fair Value, Inputs, Level 3 [Member] | Public housing capital fund trusts [Member]
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets, Fair Value Disclosure	62,056,379	65,389,298	0
Total gains (lossses) (realized/unrealized) [Abstract]
Gain (Loss) on Investments	0	0	0
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	5,219,937	(3,276,398)	(568,335)
Deconsolidation of VIE		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0	0	65,985,893
Proceeds from Maturities, Prepayments and Calls of Available-for-sale Securities			0
Deriviative at purchase price	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(6,013,193)	(56,521)	(28,260)
Assets, Fair Value Disclosure	61,263,123	62,056,379	65,389,298
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	61,263,123	62,056,379	65,389,298
Fair Value, Inputs, Level 3 [Member] | Trust Portfolio--MBS Bonds [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	0	0	0
Fair Value, Inputs, Level 3 [Member] | Taxable Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets, Fair Value Disclosure	4,075,953	1,524,873	774,946
Total gains (lossses) (realized/unrealized) [Abstract]
Gain (Loss) on Investments	0	0	0
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	685,612	(231,920)	(23,402)
Deconsolidation of VIE		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0	2,918,000	934,000
Proceeds from Maturities, Prepayments and Calls of Available-for-sale Securities			0
Deriviative at purchase price	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(145,000)	(135,000)	(160,671)
Assets, Fair Value Disclosure	4,616,565	4,075,953	1,524,873
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	4,616,565	4,075,953	1,524,873
Fair Value, Inputs, Level 3 [Member] | Interest rate derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets, Fair Value Disclosure	888,120	378,729	1,323,270
Total gains (lossses) (realized/unrealized) [Abstract]
Gain (Loss) on Investments	(2,003,351)	(283,610)	(944,541)
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	0	0	0
Deconsolidation of VIE		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0	0	0
Proceeds from Maturities, Prepayments and Calls of Available-for-sale Securities			0
Deriviative at purchase price	1,382,900	793,001
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	0	0	0
Assets, Fair Value Disclosure	267,669	888,120	378,729
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	267,669	888,120	378,729
Fair Value, Inputs, Level 1 [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity Method Investment, Quoted Market Value	0	0	0
Fair Value, Inputs, Level 1 [Member] | Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity Method Investment, Quoted Market Value	0	0	0
Total gains (lossses) (realized/unrealized) [Abstract]
Bond Purchase Commitment - Fair Market Value Adjustment - Liability		0
Fair Value, Inputs, Level 1 [Member] | Bond Purchase Commitment [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity Method Investment, Quoted Market Value	0
Fair Value, Inputs, Level 1 [Member] | Public housing capital fund trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity Method Investment, Quoted Market Value	0	0	0
Fair Value, Inputs, Level 1 [Member] | Trust Portfolio--MBS Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity Method Investment, Quoted Market Value	0	0	0
Fair Value, Inputs, Level 1 [Member] | Taxable Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity Method Investment, Quoted Market Value	0	0	0
Fair Value, Inputs, Level 1 [Member] | Interest rate derivatives [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity Method Investment, Quoted Market Value	0	0	0
Fair Value, Inputs, Level 2 [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Fair Value Observable inputs (level 2)	14,841,558	37,845,661	32,121,412
Fair Value, Inputs, Level 2 [Member] | Available-for-sale Securities [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Fair Value Observable inputs (level 2)	0	0	0
Bond Purchase Commitment - Fair Market Value Adjustment - Liability		0
Fair Value, Inputs, Level 2 [Member] | Bond Purchase Commitment [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Fair Value Observable inputs (level 2)	0
Fair Value, Inputs, Level 2 [Member] | Public housing capital fund trusts [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Fair Value Observable inputs (level 2)	0	0	0
Fair Value, Inputs, Level 2 [Member] | Trust Portfolio--MBS Bonds [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Fair Value Observable inputs (level 2)	14,841,558	37,845,661	32,121,412
Fair Value, Inputs, Level 2 [Member] | Taxable Bonds [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Fair Value Observable inputs (level 2)	0	0	0
Fair Value, Inputs, Level 2 [Member] | Interest rate derivatives [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Fair Value Observable inputs (level 2)	0	0	$ 0
Lost Creek, Autumn Pines and MBS Trust 3 [Member] | Fair Value, Inputs, Level 3 [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities	(30,464,798)
Lost Creek, Autumn Pines and MBS Trust 3 [Member] | Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities	(30,464,798)
Lost Creek, Autumn Pines and MBS Trust 3 [Member] | Fair Value, Inputs, Level 3 [Member] | Bond Purchase Commitment [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities	0
Lost Creek, Autumn Pines and MBS Trust 3 [Member] | Fair Value, Inputs, Level 3 [Member] | Public housing capital fund trusts [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities	0
Lost Creek, Autumn Pines and MBS Trust 3 [Member] | Fair Value, Inputs, Level 3 [Member] | Taxable Bonds [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities	0
Lost Creek, Autumn Pines and MBS Trust 3 [Member] | Fair Value, Inputs, Level 3 [Member] | Interest rate derivatives [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities	$ 0
Greens of Pine Glen [Member] | Fair Value, Inputs, Level 3 [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust		9,465,000
Greens of Pine Glen [Member] | Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust		9,465,000
Greens of Pine Glen [Member] | Fair Value, Inputs, Level 3 [Member] | Bond Purchase Commitment [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust		0
Greens of Pine Glen [Member] | Fair Value, Inputs, Level 3 [Member] | Public housing capital fund trusts [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust		0
Greens of Pine Glen [Member] | Fair Value, Inputs, Level 3 [Member] | Taxable Bonds [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust		0
Greens of Pine Glen [Member] | Fair Value, Inputs, Level 3 [Member] | Interest rate derivatives [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust		0
Iona Lakes [Member] | Fair Value, Inputs, Level 3 [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities		(16,052,849)
Iona Lakes [Member] | Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities		(16,052,849)
Iona Lakes [Member] | Fair Value, Inputs, Level 3 [Member] | Bond Purchase Commitment [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities		0
Iona Lakes [Member] | Fair Value, Inputs, Level 3 [Member] | Public housing capital fund trusts [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities		0
Iona Lakes [Member] | Fair Value, Inputs, Level 3 [Member] | Taxable Bonds [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities		0
Iona Lakes [Member] | Fair Value, Inputs, Level 3 [Member] | Interest rate derivatives [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities		0
Woodland Park [Member] | Fair Value, Inputs, Level 3 [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Foreclosure of Available-for-Sale Securities		(11,581,266)
Woodland Park [Member] | Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Foreclosure of Available-for-Sale Securities		(11,581,266)
Woodland Park [Member] | Fair Value, Inputs, Level 3 [Member] | Bond Purchase Commitment [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Foreclosure of Available-for-Sale Securities		0
Woodland Park [Member] | Fair Value, Inputs, Level 3 [Member] | Public housing capital fund trusts [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Foreclosure of Available-for-Sale Securities		0
Woodland Park [Member] | Fair Value, Inputs, Level 3 [Member] | Taxable Bonds [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Foreclosure of Available-for-Sale Securities		0
Woodland Park [Member] | Fair Value, Inputs, Level 3 [Member] | Interest rate derivatives [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Foreclosure of Available-for-Sale Securities		0
Ohio Properties [Member] | Fair Value, Inputs, Level 3 [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust		19,581,166
Ohio Properties [Member] | Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust		19,581,166
Ohio Properties [Member] | Fair Value, Inputs, Level 3 [Member] | Bond Purchase Commitment [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust		0
Ohio Properties [Member] | Fair Value, Inputs, Level 3 [Member] | Public housing capital fund trusts [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust		0
Ohio Properties [Member] | Fair Value, Inputs, Level 3 [Member] | Taxable Bonds [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust		0
Ohio Properties [Member] | Fair Value, Inputs, Level 3 [Member] | Interest rate derivatives [Member]
Total gains (lossses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust		$ 0